This is filed pursuant to Rule 497(e).


AllianceBernstein Bond Fund, Inc.
File Nos. 2-48227 and 811-02383.

AllianceBernstein High Yield Fund, Inc.
File Nos. 333-18505 and 811-9160.

AllianceBernstein Global Strategic Income Trust, Inc.
File Nos. 33-63797 and 811-07391.

AllianceBernstein Americas Government Income Trust, Inc.
File Nos. 33-45328 and 811-06554.

AllianceBernstein Emerging Market Debt Fund, Inc.
File Nos. 33-72460 and 811-08188.

AllianceBernstein Multi-Market Strategy Trust, Inc.
File Nos. 33-39350 and 811-06251.

[LOGO] AllianceBernstein(R)
       Investment Research and Management

                                                    ALLIANCEBERNSTEIN BOND FUNDS
                                    -AllianceBernstein U.S. Government Portfolio
                                       -AllianceBernstein Quality Bond Portfolio
                                     -AllianceBernstein Corporate Bond Portfolio
                                              -AllianceBernstein High Yield Fund
                                -AllianceBernstein Global Strategic Income Trust
                             -AllianceBernstein Americas Government Income Trust
                                    -AllianceBernstein Emerging Market Debt Fund
                                  -AllianceBernstein Multi-Market Strategy Trust

--------------------------------------------------------------------------------

                      SUPPLEMENT TO THE CURRENT PROSPECTUS
                                 AUGUST 10, 2005

On August 4, 2005, the Boards of Directors ("Boards") of the AllianceBernstein Bond Funds (the "Funds") approved calling a meeting of shareholders for the election of directors. The Boards also approved proposed changes to the charters and fundamental investment policies of each Fund. These proposed changes are intended to result in more uniform charters and fundamental policies, and are part of a broad effort to achieve greater uniformity and standardization among the AllianceBernstein Mutual Funds. Under Maryland law, the changes to the charters require shareholder approval. The changes to the investment policies that are fundamental policies require shareholder approval under the Investment Company Act of 1940 (the "1940 Act").

The Boards also approved, subject to shareholder approval, the reclassification of the investment objective for each Fund as non-fundamental and changes to the investment objective of each Fund listed below. If these changes are approved by the shareholders, each Fund's Board will be able to approve changes to the Fund's investment objective without shareholder approval, although shareholders would be provided at least 30 days' advance notice of any such change.

AllianceBernstein U.S. Government Portfolio

In addition to reclassification of the AllianceBernstein U.S. Government Portfolio's investment objective as non-fundamental, the Board of Directors also has approved a change to the Portfolio's fundamental investment objective as follows:

Current Investment Objective               Proposed Investment Objective
-----------------------------              -----------------------------

o A high level of current income that is   o To generate income and price
  consistent with Alliance's                 appreciation without assuming what
  determination of prudent investment risk.  Alliance considers undue risk.

AllianceBernstein Corporate Bond Portfolio

In addition to reclassification of the AllianceBernstein Corporate Bond Portfolio's investment objective as non-fundamental, the Board of Directors also has approved a change to the Portfolio's fundamental investment objective as follows:

Current Investment Objective               Proposed Investment Objective
-----------------------------              -----------------------------

o Primarily to maximize income over the    o To maximize total returns from
  long term to the extent consistent         price appreciation and income.
  with providing reasonable safety in
  the value of each shareholder's
  investment, and secondarily to
  increase its capital through
  appreciation of its investments in
  order to preserve and, if possible,
  increase the purchasing power of each
  shareholder investment.

AllianceBernstein Americas Government Income Trust

The Board of Directors for AllianceBernstein Americas Government Income Trust has approved renaming the Fund "AllianceBernstein Global Government Income Trust, Inc." In addition to reclassification of the Fund's investment objective as non-fundamental, the Board of Directors also has approved a change to the Fund's fundamental investment objective as follows:

Current Investment Objective               Proposed Investment Objective
----------------------------               -----------------------------

o The highest level of current income,     o To generate current income,
  consistent with what Alliance              consistent with preservation of
  considers to be prudent investment         capital.
  risk, that is available from a
  portfolio of debt securities issued or
  guaranteed by the governments of the
  United States, Canada, or Mexico,
  their political subdivisions
  (including Canadian Provinces but
  excluding states of the United
  States), agencies, instrumentalities
  or authorities.

This change is intended to broaden and globalize the Fund's investment strategy and provide the Fund with more flexibility to pursue more diversified investment opportunities.

Consistent with these changes, the Board of Directors also has approved a change to a non-fundamental investment strategy of the Fund as follows:

Current Investment Strategy                Proposed Investment Strategy
---------------------------                ----------------------------

o The Fund normally invests at least 80%   o The Fund invests at least 65% of
  of its net assets in debt securities       its net assets in debt securities
  of issuers located in countries in         issued or guaranteed by the
  North, Central, or South America. The      governments of countries that are
  Fund invests at least 65% of its net       members of the Organization for
  assets in debt securities issued or        Economic Co-operation and
  guaranteed by: (i) the federal             Development ("OECD"). No more than
  governments of the United States,          10% of the Fund's assets will be
  Canada and Mexico; (ii)                    invested in any one country unless
  government-related entities in the         that country is both a member of
  United States, Canada and Mexico; and      the OECD and rated investment grade
  (iii) the provincial governments of        by a nationally recognized rating
  Canada and Mexico.                         agency.

The changes to the Fund's name and the non-fundamental investment strategy do not require shareholder approval under the 1940 Act.

AllianceBernstein Quality Bond Portfolio

The Board of Directors for AllianceBernstein Quality Bond Portfolio has approved renaming the Fund "AllianceBernstein Intermediate Bond Portfolio." In addition to reclassification of the Fund's investment objective, the Board of Directors also has approved a change to the Fund's fundamental investment objective as follows:

Current Investment Objective               Proposed Investment Objective
----------------------------               -----------------------------

o High current income consistent with      o To generate income and price
  preservation of capital by investing       appreciation without assuming what
  in investment grade fixed-income           Alliance considers undue risk.
  securities.

The Board of Directors also has approved changes to certain of the Fund's investment policies in order to broaden the array of investments available to the Fund as follows:

Current Investment Policy                  Proposed Investment Policy
-------------------------                  --------------------------

o The Fund normally invests all of its     o The Fund invests at least 80% of
  assets in securities that are rated at     its assets in investment grade
  least BBB- by S&P or Baa3 by Moody's       securities.
  or that are of comparable quality.

o The Fund may invest up to 20% of its     o The Fund may invest without limit
  total assets in foreign fixed-income       in U.S. Dollar-denominated foreign
  securities.                                fixed-income securities and up to
                                             25% of its assets in non-U.S.
                                             Dollar-denominated fixed-income
                                             securities.

These changes are intended to refocus the Fund's investment strategy on a broader range of debt securities, including below investment grade debt securities. The changes to the Fund's name and the non-fundamental investment policies do not require shareholder approval under the 1940 Act.

AllianceBernstein Emerging Market Debt Fund

In addition to reclassification of the AllianceBernstein Emerging Market Debt Fund's investment objective as non-fundamental, the Board of Directors also has approved a change to the Fund's fundamental investment objective as follows:

Current Investment Policy                  Proposed Investment Policy
-------------------------                  --------------------------

o Primarily, a high level of current       o To maximize total returns from
  income and, secondarily, capital           price appreciation and income.
  appreciation.

The Board of Directors also has approved a change to one of the Fund's investment policies in order to broaden the array of investments available to the Fund as follows:

Current Investment Policy                  Proposed Investment Policy
-------------------------                  --------------------------

o The Fund will limit its investments in   o The Fund generally invests in U.S.
  sovereign debt obligations and U.S.        Dollar-denominated sovereign debt
  and non-U.S. corporate fixed-income        obligations and U.S. and non-U.S.
  securities to U.S. Dollar-denominated      corporate fixed-income securities.
  securities.                                The Fund may also invest in
                                             non-U.S. Dollar-denominated
                                             fixed-income securities but will
                                             invest no more than 5% of its
                                             assets in any one currency other
                                             than U.S.

                                             As an operating policy, the Fund
                                             will limit its investments in
                                             non-U.S. Dollar-denominated
                                             securities to no more than 25% of
                                             its assets.

The change to the Fund's non-fundamental investment policy does not require shareholder approval under the 1940 Act.

AllianceBernstein High Yield Fund

In addition to reclassification of AllianceBernstein High Yield Fund's investment objective as non-fundamental, the Board of Directors also has approved a change to the Fund's fundamental investment objective as follows:

Current Investment Objective               Proposed Investment Objective
----------------------------               -----------------------------

o High total return by maximizing          o To maximize total returns from
  current income and, to the extent          price appreciation and income.
  consistent with that objective,
  capital appreciation.

The Board of Directors also has approved removal of the 10% limitation on the Fund's investments in securities rated lower than B3 or B-, in order to allow the Fund more flexibility to match its benchmark. The change to this non-fundamental investment policy does not require shareholder approval under the 1940 Act.

To supplement the proposed changes discussed above, the Boards also approved changes to certain non-fundamental policies for the Funds. These changes, which do not require a shareholder vote, are intended to update and modernize these policies.

Except for AllianceBernstein Americas Government Income Trust, AllianceBernstein Quality Bond Portfolio and AllianceBernstein Emerging Market Debt Fund, none of the proposed changes described above are expected to cause any significant changes in the management of the Funds.

Each Fund's shareholders of record on August 24, 2005, will receive a proxy statement asking them to vote on the election of directors and the proposals approved by the Boards that require shareholder approval at a meeting of shareholders presently scheduled for November 15, 2005. The proxy statement will contain an explanation of the proposals and information about how shareholders may vote their shares of the Funds.

For more information, please call your financial advisor or visit our website at www.AllianceBernstein.com.

This Supplement should be read in conjunction with the Prospectus for the AllianceBernstein Bond Funds dated February 1, 2005, offering Class A, Class B, Class C and Advisor Class shares of the above-referenced Funds and the Prospectus dated March 1, 2005, offering Class A, Class R, Class K and Class I shares of the above-referenced Funds (except AllianceBernstein Americas Government Income Trust and AllianceBernstein Emerging Market Debt Fund).


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(R)  This mark is used under license from the owner, Alliance Capital Management
     L.P.

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